Related party transactions - Selling and marketing expense (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Gamegears Limited | Castcrown Ltd
Related party transactions
Advertising expense	$ 18
Total related parties
Related party transactions
Advertising expense	$ 18